Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 05, 2019
Registrant Name	Tidal ETF Trust
Central Index Key	0001742912
Amendment Flag	false
Document Creation Date	Apr. 05, 2019
Document Effective Date	Apr. 06, 2019
Prospectus Date	Apr. 06, 2019
SoFi Select 500 ETF | SoFi Select 500 ETF
Prospectus:
Trading Symbol	SFY
SoFi Next 500 ETF | SoFi Next 500 ETF
Prospectus:
Trading Symbol	SFYX
SoFi 50 ETF | SoFi 50 ETF
Prospectus:
Trading Symbol	SFYF
SoFi Gig Economy ETF | SoFi Gig Economy ETF
Prospectus:
Trading Symbol	GIGE